Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

30. Share-based Compensation

We currently grant equity awards from the Long Term Incentive Plan (2006 LTIP), which provides for the issuance of stock options, RSUs and other equity awards. Our equity award program is a long-term retention program that is intended to attract, retain and motivate employees, directors and consultants of Elan and our affiliates, and to align the interests of these parties with those of shareholders. We consider our equity award program critical to our operation and productivity. Equity awards are settled through the issuance of new shares. As of December 31, 2012, there were 1,292,215 shares available for issuance under the 2006 LTIP (2011: 6,082,810 shares).

In May 2012, our shareholders approved the Elan Corporation, plc 2012 Long Term Incentive Plan (2012 LTIP), which provides for the grant of equity up to 30,000,000 Ordinary Shares. As of December 31, 2012, 30,000,000 shares were available for future issuance under the 2012 LTIP.

Elan stock options and RSUs outstanding amounts at close of business on December 20, 2012 were subject to an adjustment in connection with the separation and distribution of the Prothena Business. In line with the terms of our employee equity plans (2006 LTIP, 1996 LTIP and 1999 Stock Option Plan) the total number of RSUs outstanding on that day was increased by 3.24165%, the number of options outstanding was also increased and the corresponding exercise prices decreased to reflect the changes in the Company’s share price across the transaction date.

Stock Options

Stock options are granted at the price equal to the market value at the date of grant and will expire on a date not later than 10 years after their grant. Options generally vest between one and three years from the grant date.

Options outstanding at December 31 of each year consisted of the following (in thousands):

	2012	2011
1996 Plan	2,629	3,663
1998 Plan	—	123
1999 Plan	1,489	3,364
2006 LTIP	14,079	12,301

Total	18,197	19,451

The total employee and non-employee stock options outstanding, vested and expected to vest, and exercisable are summarized as follows:

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55
Exercised	(3,278)	5.65
Granted	5,182	12.23
Forfeited	(1,023)	11.24
Expired	(2,135)	17.82

Outstanding at December 31, 2012	18,197	$10.77	6.2	$29.0

Vested and expected to vest at December 31, 2012	17,399	$10.76	6.1	$28.1

Exercisable at December 31, 2012	12,522	$11.06	5.0	$21.6

(1)	Weighted-average exercise price

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of our stock. The total intrinsic value of options exercised in 2012 was $21.0 million (2011: $2.9 million; 2010: $0.7 million). The total fair value expensed over the vesting terms of options that vested in 2012 was $11.0 million (2011: $21.6 million; 2010: $13.4 million).

At December 31, 2012, the range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$2.70-$10.00	8,707	6.3	$6.89	6,298	5.6	$6.78
$10.01-$24.98	9,203	6.2	13.98	5,937	4.5	14.90
$24.99-$34.68	287	3.1	25.72	287	3.1	25.72

$2.70-$34.68	18,197	6.2	$10.77	12,522	5.0	$11.06

Equity-settled share-based payments made to employees have been recognized in the financial statements based on the fair value of the awards measured at the date of grant. We use the graded-vesting attribution method for recognizing share-based compensation expense over the requisite service period for each separately vesting tranche of award as though the awards were, in substance, multiple awards.

Equity-settled share-based payments made to non-employees have been recognized in the financial statements based on the fair value of the awards on the vest date; which is the date at which the commitment for performance by the non-employees to earn the awards is reached and also the date at which the non-employees’ performance is complete.

The fair value of stock options is calculated using a binomial option-pricing model and the fair value of options issued under our EEPP is calculated using the Black-Scholes option-pricing model, taking into account the relevant terms and conditions. The binomial option-pricing model is used to estimate the fair value of our stock options because it better reflects the possibility of exercise before the end of the options’ life. The binomial option-pricing model also integrates possible variations in model inputs, such as risk-free interest rates and other inputs, which may change over the life of the options. Options issued under our EEPP have relatively short contractual lives, or must be exercised within a short period of time after the vesting date, and the input factors identified above do not apply. Therefore, the Black-Scholes option-pricing model produces a fair value that is substantially the same as a more complex binomial option-pricing model for our EEPP. The amount recognized as an expense is adjusted each period to reflect actual and estimated future levels of vesting.

We use the implied volatility for traded options on our stock with remaining maturities of at least one year to determine the expected volatility assumption required in the binomial model. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of our stock option awards. The dividend yield assumption is based on the history and expectation of dividend payouts.

As share-based compensation expense recognized in the Consolidated Statement of Operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on historical experience and our estimate of future turnover.

The estimated weighted-average grant date fair values of the individual options granted during the years ended December 31, 2012, 2011 and 2010 were $6.24, $3.53 and $3.73, respectively. The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	2012	2011	2010
Risk-free interest rate	0.86%	1.56%	2.04%
Expected volatility	59.2%	52.4%	65.4%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Restricted Stock Units

RSUs generally vest between one and three years from the grant date, and shares are issued to RSU holders as soon as practicable following vesting. The fair value of services received in return for the RSUs is measured by reference to the fair value of the underlying shares at grant date, for directors and employees, and as services are rendered for non-employees. The total fair value expensed over the vesting terms of RSUs that vested in 2012 was $19.0 million (2011: $28.8 million; 2010: $10.8 million).

The non-vested RSUs are summarized as follows:

	No. of RSUs	Weighted- Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63
Granted	2,303	13.00
Vested	(2,145)	8.91
Forfeited	(695)	10.24

Non-vested at December 31, 2012	3,365	$9.95

Employee Equity Purchase Plan

During 2012, we operated an EEPP for eligible employees based in the United States and, from January 1, 2012 for eligible employees based in Ireland. The EEPP for U.S. based employees is a qualified plan under Sections 421 and 423 of the IRC. The EEPP allows eligible employees to purchase shares at 85% of the lower of the fair market value at the beginning of the offering period or the fair market value on the last trading day of the offering period. Purchases were limited to $25,000 (fair market value) per calendar year; 2,000 shares per six-month offering period and, for U.S. based employees, subject to certain IRC restrictions.

In May 2012, our shareholders approved the Elan Corporation, plc Employee Equity Purchase Plan (2012 Restatement), which provides for an additional 1,500,000 Ordinary Shares to be issued under the EEPP. In total, 4,500,000 shares have been made available for issuance under the EEPP. In 2012, 146,357 shares (2011: 237,631 shares; 2010: 470,412 shares) were issued under the EEPP. As of December 31, 2012, 1,497,404 shares (2011: 143,761 shares) were available for future issuance under the EEPP.

The weighted-average fair value of options granted under the EEPP during the 12 months ended December 31, 2012 was $4.46 (2011: $2.30; 2010: $1.84). The estimated fair values of these options were charged to expense over the respective six-month offering periods. The estimated fair values of options granted under the EEPP in the years ended December 31, were calculated using the following inputs into the Black-Scholes option-pricing model:

	2012	2011	2010
Weighted-average share price	$13.97	$8.00	$5.61
Weighted-average exercise price	$11.88	$6.80	$4.77
Expected volatility(1)	60.5%	49.7%	63.9%
Expected life	6 months	6 months	6 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.09%	0.16%	0.21%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Share-based Compensation Expense

As part of the Johnson & Johnson transaction in September 2009, we grant annual equity and equity-based compensation awards under the 2006 LTIP (and any successor or replacement or additional plan) to each transferred employee, once they remain as an employee of Janssen AI. Beginning in 2010, these awards are granted at the same time as such awards are granted to Elan employees; on terms and conditions, including vesting, that are no less favorable than those granted to similarly situated Elan employees; and with a grant date fair value that is equal to similarly situated Elan employees who received the same performance rating from Elan as the transferred employees received from Janssen AI. The total amount of expense in 2012 relating to equity-settled share-based awards held by former Elan employees that transferred to Janssen AI was $1.5 million (2011: $2.4 million; 2010: $0.4 million). This expense has been recognized in the R&D expense line item in the Consolidated Statement of Operations.

In connection with the separation and distribution of the Prothena Business on December 20, 2012, our Leadership Development and Compensation Committee made adjustments to awards made under the Elan equity incentive plans as a result of the market value of Elan ordinary shares and Elan ADSs immediately prior to the separation and distribution being higher than the market value of Elan ordinary shares and Elan ADSs immediately after the separation and distribution. All such adjustments were applied equally to all outstanding Elan awards (including, options to purchase Elan ordinary shares or Elan ADSs held by employees of Elan who become employees of Prothena, that had vested prior to December 20, 2012, or vested upon the separation and distribution) and were in accordance with the terms of the applicable Elan equity incentive plan. These adjustments did not, and will not, have an impact on the financial statements, as there were no differences between the fair values of the adjusted awards immediately before and immediately after they were modified.

The total net expense of $45.9 million (2011: $35.3 million; 2010: $31.5 million) relating to equity-settled share-based compensation has been recognized in the following line items in the Consolidated Statement of Operations at December 31 of each year (in millions):

	2012	2011	2010
Continuing Operations:
Cost of sales	$—	$—	$—
Selling, general and administrative expenses	21.2	12.7	12.2
Research and development expenses	8.1	8.9	6.4
Other net charges	6.0	0.6	1.0

Share based compensation expense — continuing operations	35.3	22.2	19.6

Discontinued Operations:
Cost of sales	0.2	1.1	1.6
Selling, general and administrative expenses	1.7	3.9	5.1
Research and development expenses	7.9	6.0	5.2
Other net charges	—	0.5	—
Net (loss)/gain on divestment of business	0.8	1.6	—

Share based compensation expense — discontinued operations	10.6	13.1	11.9

Total	$45.9	$35.3	$31.5

Share-based compensation arose under the following awards at December 31 of each year (in millions):

	2012	2011	2010
Stock options	$22.6	$14.0	$13.4
RSUs	22.7	20.7	17.2
EEPP	0.6	0.6	0.9

Total	$45.9	$35.3	$31.5

The total equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures, is $12.6 million at December 31, 2012. This expense is expected to be recognized over a weighted-average of 1.2 years.